Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Interest income	$ 65,328	$ 8,169	$ 10,304
Interest earned on operating assets	20,295	(5,470)	11,448
Interest and allowances generated by operating assets	20,295	(5,470)	11,448
Interest expenses	(58,958)	(75,568)	(110,329)
Lease liabilities interest	(1,946)	(2,419)	(2,341)
Foreign exchange, net	59,113	74,584	235,868
Dividends income	0	0	16
Fair value gains financial assets at fair value through profit or loss	178,168	32,203	47,304
Gain from repurchase of Non-convertible Notes	244	13,063	11,664
Gain (loss) on financial instruments derived from commodities	11,140	3,379	(18,890)
Loss from derivative financial instruments (except commodities)	(48,233)	10,997	(11,535)
Other financial cost	(15,780)	(12,396)	(8,551)
Other finance income	0	0	152
Net result	209,371	46,542	165,110
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	65,328	8,169	10,304
Interest and allowances generated by operating assets	20,295	(5,470)	11,448
Interest expenses	(58,958)	(75,568)	(110,329)
Lease liabilities interest	(1,946)	(2,419)	(2,341)
Foreign exchange, net	59,113	74,584	235,868
Dividends income			16
Fair value gains financial assets at fair value through profit or loss	0	0	0
Gain from repurchase of Non-convertible Notes	244	13,063	11,664
Gain (loss) on financial instruments derived from commodities	0	0	0
Loss from derivative financial instruments (except commodities)	0	0	0
Other financial cost	(15,780)	(12,396)	(8,551)
Other finance income			152
Net result	68,296	(37)	148,231
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Interest income	0	0	0
Interest and allowances generated by operating assets	0	0	0
Interest expenses	0	0	0
Lease liabilities interest	0	0	0
Foreign exchange, net	0	0	0
Dividends income			0
Fair value gains financial assets at fair value through profit or loss	178,168	32,203	47,304
Gain from repurchase of Non-convertible Notes	0	0	0
Gain (loss) on financial instruments derived from commodities	11,140	3,379	(18,890)
Loss from derivative financial instruments (except commodities)	(48,233)	10,997	(11,535)
Other financial cost	0	0	0
Other finance income			0
Net result	$ 141,075	$ 46,579	$ 16,879